Financial instruments - additional disclosures (Details 3) - Contract or underlying principal amout [member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	$ 10,353	$ 12,020
EUR
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	1,173	1,690
USD
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	1,727	8,995
Others
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	7,453	1,335
Derivative financial instruments, at fair value currency related [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	10,194	11,944
Derivative financial instruments, commodity purchase contract	159	76
Derivative financial instruments, at fair value currency related [member] | EUR
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	1,024	1,629
Derivative financial instruments, commodity purchase contract	149	61
Derivative financial instruments, at fair value currency related [member] | USD
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	1,717	8,980
Derivative financial instruments, commodity purchase contract	10	15
Derivative financial instruments, at fair value currency related [member] | Others
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	$ 7,453	$ 1,335